Property and Equipment Net - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Assets held under capital leases USD ($)	Dec. 31, 2014 Assets held under capital leases CNY	Dec. 31, 2013 Assets held under capital leases CNY	Dec. 31, 2012 Assets held under capital leases CNY
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 44,964	278,986	141,286	92,786	$ 3,594	22,302	18,820	15,934